Quarterly Holdings Report
for

Fidelity® Small Cap Discovery Fund

January 31, 2020

SMR-QTLY-0320
1.813037.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 4.5%
Entertainment - 2.6%
Cinemark Holdings, Inc. (a)	1,500,000	$47,265,000
Cineworld Group PLC	10,000,000	23,412,465
		70,677,465
Media - 1.9%
Emerald Expositions Events, Inc. (b)	4,900,000	51,107,000

TOTAL COMMUNICATION SERVICES		121,784,465

CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.5%
Linamar Corp.	400,000	13,178,177
Hotels, Restaurants & Leisure - 2.9%
Hilton Grand Vacations, Inc. (c)	2,500,000	79,775,000
Household Durables - 3.5%
LGI Homes, Inc. (a)(c)	1,000,000	79,740,000
TRI Pointe Homes, Inc. (c)	1,000,000	16,260,000
		96,000,000
Specialty Retail - 2.2%
Aaron's, Inc. Class A	1,000,000	59,360,000

TOTAL CONSUMER DISCRETIONARY		248,313,177

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (c)	1,168,000	23,967,360
Food Products - 1.1%
Inghams Group Ltd. (a)	10,000,000	23,499,032
Post Holdings, Inc. (c)	50,000	5,228,500
		28,727,532
Personal Products - 0.4%
BellRing Brands, Inc. Class A (c)	556,684	12,046,642

TOTAL CONSUMER STAPLES		64,741,534

ENERGY - 5.0%
Energy Equipment & Services - 3.3%
Apergy Corp. (c)	700,000	18,102,000
Oil States International, Inc. (c)	3,000,000	32,340,000
ShawCor Ltd. Class A (b)	5,000,000	39,746,109
		90,188,109
Oil, Gas & Consumable Fuels - 1.7%
Brigham Minerals, Inc. Class A	500,000	8,505,000
Viper Energy Partners LP	1,750,000	38,167,500
		46,672,500

TOTAL ENERGY		136,860,609

FINANCIALS - 22.1%
Banks - 12.8%
BOK Financial Corp.	600,000	47,340,000
Cullen/Frost Bankers, Inc. (a)	500,000	44,580,000
First Citizens Bancshares, Inc.	50,000	26,341,000
First Citizens Bancshares, Inc. Class A (c)	200,000	105,364,000
First Hawaiian, Inc.	3,000,000	87,180,000
Hilltop Holdings, Inc.	1,000,000	22,640,000
Wintrust Financial Corp.	250,000	15,820,000
		349,265,000
Capital Markets - 1.3%
BrightSphere Investment Group, Inc.	2,875,000	26,478,750
Morningstar, Inc.	50,000	7,844,500
		34,323,250
Diversified Financial Services - 2.2%
Cannae Holdings, Inc. (c)	1,500,000	60,990,000
Insurance - 5.8%
Amerisafe, Inc.	200,000	13,684,000
Enstar Group Ltd. (c)	400,000	78,116,000
First American Financial Corp.	1,100,000	68,178,000
		159,978,000

TOTAL FINANCIALS		604,556,250

HEALTH CARE - 8.7%
Health Care Equipment & Supplies - 2.0%
Envista Holdings Corp. (c)	200,000	5,918,000
Hill-Rom Holdings, Inc.	450,000	47,920,500
		53,838,500
Health Care Providers & Services - 3.0%
Patterson Companies, Inc. (a)	1,000,000	22,010,000
Premier, Inc. (c)	1,750,000	60,847,500
		82,857,500
Life Sciences Tools & Services - 2.2%
Charles River Laboratories International, Inc. (c)	400,000	61,832,000
Pharmaceuticals - 1.5%
Prestige Brands Holdings, Inc. (c)	1,000,000	40,560,000

TOTAL HEALTH CARE		239,088,000

INDUSTRIALS - 15.8%
Aerospace & Defense - 2.2%
Ultra Electronics Holdings PLC	2,000,000	59,633,780
Airlines - 1.5%
Spirit Airlines, Inc. (c)	1,000,000	41,070,000
Commercial Services & Supplies - 6.1%
ABM Industries, Inc.	2,000,000	76,280,000
Cimpress PLC (a)(c)	300,000	35,889,000
Knoll, Inc.	500,000	12,380,000
The Brink's Co.	500,000	42,095,000
		166,644,000
Construction & Engineering - 0.5%
Mirait Holdings Corp.	1,000,000	14,934,071
Electrical Equipment - 0.3%
Regal Beloit Corp.	100,000	7,846,000
Machinery - 0.5%
THK Co. Ltd.	600,000	14,958,562
Marine - 0.3%
MPC Container Ships ASA (c)	3,500,000	7,305,976
Professional Services - 2.3%
Capita Group PLC (c)	5,000,000	9,603,336
CBIZ, Inc. (c)	299,144	8,076,888
Intertrust NV (d)	2,500,000	44,528,358
		62,208,582
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (c)	1,000,000	33,110,000
Diploma PLC	200,000	5,144,668
Fortress Transportation & Infrastructure Investors LLC	400,000	7,672,000
MRC Global, Inc. (c)	1,000,000	11,260,000
		57,186,668

TOTAL INDUSTRIALS		431,787,639

INFORMATION TECHNOLOGY - 14.8%
Electronic Equipment & Components - 7.6%
Flextronics International Ltd. (c)	1,500,000	19,725,000
Insight Enterprises, Inc. (c)	750,000	49,402,500
SYNNEX Corp.	900,000	123,983,998
TTM Technologies, Inc. (c)	1,000,000	14,390,000
		207,501,498
IT Services - 0.6%
Tucows, Inc. (a)(c)	283,099	17,056,715
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc. (c)	150,000	10,491,000
ON Semiconductor Corp. (c)	1,750,000	40,512,500
		51,003,500
Software - 4.0%
Enghouse Systems Ltd.	300,000	11,883,029
Hansen Technologies Ltd.	4,535,692	11,081,218
j2 Global, Inc.	900,000	86,274,000
		109,238,247
Technology Hardware, Storage & Peripherals - 0.7%
Elecom Co. Ltd.	500,000	20,158,897

TOTAL INFORMATION TECHNOLOGY		404,958,857

MATERIALS - 4.8%
Chemicals - 2.2%
Valvoline, Inc.	2,940,000	61,975,200
Construction Materials - 2.6%
Eagle Materials, Inc.	150,000	13,675,500
Wienerberger AG	2,000,000	56,827,722
		70,503,222

TOTAL MATERIALS		132,478,422

REAL ESTATE - 11.5%
Equity Real Estate Investment Trusts (REITs) - 7.4%
Brookfield Property REIT, Inc. Class A	2,500,000	46,150,000
CareTrust (REIT), Inc.	1,750,000	38,815,000
Corporate Office Properties Trust (SBI)	2,500,000	74,425,000
CubeSmart	1,000,000	31,670,000
Taubman Centers, Inc.	400,000	10,568,000
		201,628,000
Real Estate Management & Development - 4.1%
Cushman & Wakefield PLC (a)(c)	3,250,000	62,465,000
Jones Lang LaSalle, Inc.	300,000	50,946,000
		113,411,000

TOTAL REAL ESTATE		315,039,000

UTILITIES - 0.2%
Electric Utilities - 0.2%
Portland General Electric Co.	100,000	6,150,000
TOTAL COMMON STOCKS
(Cost $2,405,113,507)		2,705,757,953

Money Market Funds - 3.8%
Fidelity Cash Central Fund 1.58% (e)	44,107,149	44,115,970
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	59,112,393	59,118,304
TOTAL MONEY MARKET FUNDS
(Cost $103,234,274)		103,234,274
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $2,508,347,781)		2,808,992,227
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(72,747,959)
NET ASSETS - 100%		$2,736,244,268

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated company

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,528,358 or 1.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$751,096
Fidelity Securities Lending Cash Central Fund	306,906
Total	$1,058,002

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Emerald Expositions Events, Inc.	$84,300,000	$--	$11,937,844	$1,228,767	$(11,775,160)	$(9,479,996)	$51,107,000
LGI Homes, Inc.	83,172,000	--	17,432,193	--	7,387,570	6,612,623	--
Presidio, Inc.	64,586,000	--	68,680,157	172,000	9,879,549	(5,785,392)	--
ShawCor Ltd. Class A	74,195,715	--	--	1,430,995	--	(34,449,606)	39,746,109
Total	$306,253,715	$--	$98,050,194	$2,831,762	$5,491,959	$(43,102,371)	$90,853,109

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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